Income Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Deferred Tax Valuation allowance increase	$ 14.0	$ 13.7
Research Tax Credit Carryforward
Income Taxes [Line Items]
Federal research and development tax credit carryforwards	2.5
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 170.1
Operating loss carryforwards, expiration date	Dec. 31, 2024
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 111.8
Operating loss carryforwards, expiration date	Dec. 31, 2019